Deferred taxes	12 Months Ended
Dec. 31, 2022
Deferred Taxes
Deferred taxes

12.	Deferred taxes

12.1.	Deferred tax assets (liabilities)

The positions of deferred assets and liabilities are presented below and comply with the enforceable offset legal rights that consider taxes levied by the same tax authority under the same tax entity.

	2020	Statement of operations	Shareholders’ Equity and Others(*)	2021	Statement of operations	Shareholders’ Equity and Others(*)	2022
Deferred taxes assets (liabilities) – GOL and Smiles Argentina
Income tax losses carry forward	37,921	12,464	-	50,385	4,534	-	54,919
Negative basis of social contribution	13,650	4,487	-	18,137	1,633	-	19,770
Temporary differences:						-
Allowance for expected loss on trade receivables and other credits	2,004	5,128	-	7,132	(4,958)	-	2,174
Provision for legal proceedings and tax liabilities	(83)	(11)	-	(94)	139	-	45
Others	71	(7)	175	239	99	5	343
Total deferred taxes – assets	53,563	22,061	175	75,799	1,447	5	77,251
Deferred taxes assets (liabilities) – GLA

Temporary differences:
Slots	(353,226)	-	-	(353,226)	-	-	(353,226)
Depreciation of engines and parts for aircraft maintenance	(194,789)	(7,732)	-	(202,522)	(25,356)	-	(227,878)
Breakage provision	(193,498)	(3,748)	-	(197,246)	(102,783)	-	(300,029)
Goodwill amortization for tax purposes	(127,659)	(15,638)	-	(143,297)	(46,914)	-	(190,211)
Derivative transactions	(28,902)	28,400	-	(502)	22,687	-	22,185
Allowance for expected loss on trade receivable and other credits	201,446	7,695	-	209,141	(8,351)	-	200,790
Provision for aircraft and engine return	190,778	119,968	-	310,746	(4,597)	-	306,149
Provision for legal proceedings and tax liabilities	124,723	119,103	-	243,826	31,057	-	274,883
Aircraft leases and others	10,586	73,914	-	84,500	102,755	-	187,255
Unrealized gains	69,843	(69,843)	-	-	-	-	-
Others	81,064	(32,895)		48,169	(4,441)	-	43,728
Total deferred taxes – liabilities	(219,634)	219,224		(411)	(35,943)	-	(36,354)
Total effect of deferred taxes - Income (Expenses)	-	241,285		-	(34,496)	-	-
(*)	Exchange rate change recognized in other comprehensive income.

The Company’s Management considers that the deferred assets and liabilities recognized on December 31, 2022 from temporary differences will be realized in proportion to realization of their bases and the expectation of future results.

The Management estimates that active deferred tax credits, recorded on tax losses and a negative social contribution base, may be realized as follows:

Year	2022	2021
2022	-	7,156
2023	14,571	26,511
2024	21,648	18,581
2025	21,579	16,274
2026	16,891	-
Total	74,689	68,522

The direct subsidiary GLA has tax losses and negative bases of social contribution in the determination of taxable profit, to be offset against 30% of future annual tax profits, with no prescription period, not recorded in the balance sheet, in the following amounts:

	2022	2021
Accumulated income tax losses	14,989,912	12,076,378
Potential tax credit	5,096,570	4,105,969

The reconciliation of actual income taxes and social contribution rates for the years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020

Loss before income tax and social contribution	(1,517,675)	(7,376,227)	(5,817,293)
Combined tax rate	34%	34%	34%
Income at the statutory tax rate	516,010	2,507,917	1,977,880

Adjustments to calculate the effective tax rate:
Equity method investees	-	-	(149)
Tax rate difference on the results of offshores subsidiaries	(26,841)	(171,981)	(4,734)
Non-deductible expenses, net	(270,066)	(118,734)	(124,577)
Exchange rate change on foreign investments	46,239	(82,085)	(174,151)
Tax Benefit	194,588	-	-
Interest on shareholders’ equity	-	-	8,693
Benefit (not constituted) on tax loss, negative basis and temporary differences	(503,728)	(1,942,695)	(1,760,920)
Total income tax	(43,798)	192,422	(77,958)

Income tax and social contribution
Current	(9,302)	(48,862)	(95,537)
Deferred	(34,496)	241,284	17,579
Total income (loss) taxes	(43,798)	192,422	(77,958)